CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 910	$ 1,392	$ 730
Restricted deposit (short term)	32	30	90
Accounts receivable:
Trade account receivables	894	1,099	793
Other receivables	149	159	121
Inventories	760	773	476
Total current assets	2,745	3,453	2,210
INVESTMENTS AND LONG-TERM RECEIVABLES:
Severance pay fund	284	283	221
Other long-term receivables and investment	181	186	225
Total investments and long-term receivables	465	469	446
PROPERTY AND EQUIPMENT (net of accumulated depreciation and amortization)	38	43	50
OTHER ASSETS
Goodwill	242	242	242
Total assets	3,490	4,207	2,948
CURRENT LIABILITIES:
Credit from banks	180	183	190
Current Maturities of Long Term Loan from Shareholders and Other	370	568	361
Accounts payable and accruals:
Trade	430	917	437
Deferred income	55	64	498
Other	405	470	411
Total current liabilities	1,440	2,202	1,897
LONG-TERM LIABILITIES:
Long term loans (net of current maturities)	1,012	1,189	1,633
Other Long Terms Liabilities	718	790	862
Accrued severance pay	301	300	241
Total long-term liabilities	2,031	2,279	2,736
Total liabilities	3,471	4,481	4,633
SHAREHOLDERS' DEFICIENCY:
Ordinary shares of NIS 1 par value - Authorized: 120,000,000	18,554	16,939	15,556
Additional paid-in capital	23,463	24,695	25,491
Accumulated deficit	(41,998)	(41,908)	(42,732)
Total shareholders' deficiency	19	(274)	(1,685)
Total liabilities and shareholders' deficiency	$ 3,490	$ 4,207	$ 2,948